[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE               (LONG-TERM FUND, INTERMEDIATE-TERM FUND,
LOGO (R)]      SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND)
                       SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION ADMINISTRATION AND SERVICING AGREEMENT ON PAGE 27.

         In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2005, the Funds reimbursed the Manager for these legal and tax services as follows:

             FUND                           2005
         Long-Term Fund                  $  48,666
         Intermediate-Term Fund          $  56,168
         Short-Term Fund                 $  21,508
         Tax Exempt Money Market Fund    $  40,433

DELETE THE PARAGRAPH UNDER CUSTODIAN AND ACCOUNTING AGENT ON PAGE 31 AND REPLACE WITH THE FOLLOWING INFORMATION.

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Company's custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions.

                                                                      52264-1005

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                           CALIFORNIA FUNDS
LOGO (R)]              SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION ADMINISTRATION AND SERVICING AGREEMENT ON PAGE 35.

         In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2005, the Funds reimbursed the Manager for these legal and tax services as follows:

                FUND                           2005
         California Bond Fund               $   16,961
         California Money Market Fund       $   12,679

DELETE THE PARAGRAPH UNDER CUSTODIAN AND ACCOUNTING AGENT ON PAGE 38 AND REPLACE WITH THE FOLLOWING INFORMATION.

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Company's custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions.


                                                                      52263-1005

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                            NEW YORK FUNDS
LOGO (R)]              SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005


INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION ADMINISTRATION AND SERVICING AGREEMENT ON PAGE 35.

         In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2005, the Funds reimbursed the Manager for these legal and tax services as follows:

             FUND                          2005
         New York Bond Fund            $   6,351
         New York Money Market Fund    $   5,316

DELETE THE PARAGRAPH UNDER CUSTODIAN AND ACCOUNTING AGENT ON PAGE 38 AND REPLACE WITH THE FOLLOWING INFORMATION.

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Company's custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions.


                                                                      52262-1005

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                            VIRGINIA FUNDS
LOGO (R)]              SUPPLEMENT DATED OCTOBER 20, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

INSERT THE FOLLOWING INFORMATION AS THE LAST PARAGRAPH UNDER THE SECTION ADMINISTRATION AND SERVICING AGREEMENT ON PAGE 29.

In addition to the services provided under the Funds' Administration and Servicing Agreement, the Manager also provides certain legal and tax services for the benefit of the Funds. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2005, the Funds reimbursed the Manager for these legal and tax services as follows:

                FUND                       2005
         Virginia Bond Fund             $  13,837
         Virginia Money Market Fund     $   7,236

DELETE THE PARAGRAPH UNDER CUSTODIAN AND ACCOUNTING AGENT ON PAGE 32 AND REPLACE WITH THE FOLLOWING INFORMATION.

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Company's custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund's securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating each Fund's daily net asset value and other recordkeeping functions.

                                                                      52261-1005